Recent Accounting Pronouncements and Significant Accounting Policies, Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of Long-Lived Assets [Abstract]
Term of average historical rates available for each type of vessel	10 years
Impairment charges	$ 0	$ 0	$ 0